Related Party Transactions - Related Party Balances (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Amount due from related parties:
Subtotal of amount due from related parties	$ 2,372
Amount due to related parties:
Subtotal of amount due to related parties	1,101	164
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	24,909	28,644
Amount due to related parties:
Subtotal of amount due to related parties	34,747	2,062
Parent Company [Member] | Beijing Judgment [Member]
Amount due from related parties:
Subtotal of amount due from related parties	7,257	7,328
Parent Company [Member] | Beijing Hewstone [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,780	2,807
Parent Company [Member] | Beijing Decision [Member]
Amount due from related parties:
Subtotal of amount due from related parties	4,232	4,271
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	11	10
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,511	8,510
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties		5,718
Amount due to related parties:
Subtotal of amount due to related parties	34,747
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,118
Amount due to related parties:
Subtotal of amount due to related parties		$ 2,062